CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Class A Common Stock Motive Capital Common Stock	Class B Common Stock Motive Capital Common Stock	Convertible preferred stock	Motive Capital Additional Paid-in Capital	Motive Capital Accumulated Deficit	Motive Capital	Common Stock		Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2019							$ 0	[1]	$ 2,785,000	$ (50,348,000)	$ (47,563,000)
Balance at beginning (in shares) at Dec. 31, 2019							13,635,614
Net income (loss)										(9,712,000)	(9,712,000)
Issuance of Class AA common stock upon exercise of vested stock options									21,000		21,000
Issuance of Class AA common stock upon early exercise of unvested stock options (in shares)							20,500
Repurchase of early exercised stock options (in shares)							287,278
Issuance of Class AA common stock in connection with Shares Post acquisition									44,817,000		44,817,000
Issuance of Class AA common stock in connection with Shares Post acquisition (in shares)							(13,915)
Issuance of convertible preferred stock (in shares)							(9,015,140)
Issuance of Junior convertible preferred stock in connection with Shares Post acquisition (Shares)			2,313,623
Vesting of early exercised stock options									32,000		32,000
Share-based compensation expense									4,906,000		4,906,000
Balance at the end at Dec. 31, 2020		$ 1,035			$ (53,093,056)	$ (53,092,021)			52,561,000	(60,060,000)	(7,499,000)
Balance at ending (in shares) at Dec. 31, 2020		10,350,000					22,773,377
Balance at the beginning at Sep. 27, 2020	$ 0	$ 0		$ 0	0	0
Balance at beginning (in shares) at Sep. 27, 2020	0	0
Net income (loss)					(11,799,629)	(11,799,629)
Issuance of Class B ordinary shares to Sponsor		$ 1,035		23,965		25,000
Issuance of Class B ordinary shares to Sponsor (in shares)		10,350,000
Cash received in Private Placement in excess of initial fair value of Private Placement warrants				(664,800)		(664,800)
Accretion of Class A ordinary shares subject to possible redemption amount				$ (688,765)	(41,293,427)	(41,982,192)
Balance at the end at Dec. 31, 2020		$ 1,035			(53,093,056)	(53,092,021)			52,561,000	(60,060,000)	(7,499,000)
Balance at ending (in shares) at Dec. 31, 2020		10,350,000					22,773,377
Net income (loss)					9,363,744	9,363,744				(18,499,000)	(18,499,000)
Issuance of Class AA common stock upon early exercise of unvested stock options									704,000		704,000
Issuance of Class AA common stock upon early exercise of unvested stock options (in shares)							413,172
Repurchase of early exercised stock options (in shares)							834,064
Issuance of Class AA common stock in connection with Shares Post acquisition (in shares)							(3,736,873)
Issuance of convertible preferred stock									(39,722,000)		(39,722,000)
Issuance of Series B-1 convertible preferred stock at $8.69 per share upon conversion of convertible notes and accrued interest (Shares)			4,072,904
Vesting of early exercised stock options									145,000		145,000
Share-based compensation expense									12,231,000		12,231,000
Balance at the end at Dec. 31, 2021		$ 1,035			$ (43,729,312)	$ (43,728,277)			$ 25,919,000	$ (78,559,000)	$ (52,640,000)
Balance at ending (in shares) at Dec. 31, 2021		10,350,000					20,269,864

[1]	amount less than 1